BANK AND OTHER BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Derivative liability
Lease receivables	¥ 340	$ 49	¥ 10,056
Long-term investments pledged to secure other borrowings	¥ 179,231	$ 26,986	¥ 167,044	¥ 166,870
Short-term bank borrowings, weighted average interest rate	6.60%	6.60%	5.86%
Bank loans	¥ 156,555	$ 22,698	¥ 126,362
Other borrowings	2,827,455	409,943	2,351,586
Long term debt
Derivative liability
Property and equipment pledged as collateral	412,683	59,833	361,806
Land
Derivative liability
Property and equipment pledged as collateral	395,973	57,411	405,117
Construction in Progress
Derivative liability
Property and equipment pledged as collateral	1,754,217	254,338	1,709,761
Long-term investments pledged to secure other borrowings	179,231	25,986	167,044
Asset pledged as collateral without right | Accounts receivable
Derivative liability
Other assets	¥ 11,166	$ 1,619	¥ 10,056
Long-term bank and other borrowings
Derivative liability
Long-term bank and other borrowings, weighted average interest rate	6.48%	6.48%	6.31%
Short term bank credit lines
Derivative liability
Unutilized bank credit lines	¥ 52,101	$ 7,554
Long-term bank credits lines
Derivative liability
Unutilized bank credit lines	¥ 0